Segment Information (Tables)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Segment Information (Tables) [Line Items]
Schedule of financial information for company's reporting segments
(in thousands)	RNG	Power	Corporate and Other	Total
Three months ended June 30, 2022
Revenue and other income	$58,781	$15,092	$3,346	$77,219
Intersegment revenue	—	1,366	(1,366)	—
Total revenue and other income	58,781	16,458	1,980	77,219
Equity investment income, net	2,506	187	—	2,693
Net income (loss)	11,050	1,629	19,945	32,624
Interest expense	1,468	—	2,244	3,712
Depreciation, amortization and accretion	10,966	2,573	191	13,730
Income tax expense	—	—	129	129
EBITDA	$23,484	$4,202	$22,509	$50,195

(in thousands)	RNG	Power	Corporate and Other	Total
Six months ended June 30, 2022
Revenue and other income	$97,620	$31,941	$4,555	$134,116
Intersegment revenue	—	2,777	(2,777)	—
Total revenue and other income	97,620	34,718	1,778	134,116
Equity investment income, net	3,544	578	—	4,122
Net income (loss)	24,426	3,274	(28,248)	(548)
Interest expense	1,995	—	4,371	6,366
Depreciation, amortization and accretion	20,073	5,731	415	26,219
Income tax expense	—	—	129	129
EBITDA	$46,494	$9,005	$(23,333)	$32,166

June 30, 2022
Goodwill	$29,835	$—	$—	$29,835

Three months ended June 30, 2021
Revenue and other income	$822	$2,237	$2,068	$5,127
Intersegment revenue	—	—	—	—
Total revenue and other income	822	2,237	2,068	5,127
Net income (loss)	(476)	(1,830)	(5,624)	(7,930)
Interest expense	13	—	—	13
Depreciation, amortization and accretion	202	630	54	886
EBITDA	$(261)	$(1,200)	$(5,570)	$(7,031)

Six months ended June 30, 2021
Revenue and other income	$822	$2,237	$3,722	$6,781
Intersegment revenue	—	—	—	—
Total revenue and other income	822	2,237	3,722	6,781
Net income (loss)	(1,566)	(1,830)	(7,033)	(10,429)
Interest expense	19	—	—	19
Depreciation, amortization and accretion	215	630	90	935
EBITDA	$(1,332)	$(1,200)	$(6,943)	$(9,475)

December 31, 2021
Goodwill	$29,211	$—	$—	$29,211

Schedule of financial information for the Company’s reporting segments
(in thousands)	RNG	Power	Corporate and Other	Total
Year ended December 31, 2021
Revenue	$51,024	$20,285	$5,817	$77,126
Intersegment revenue	—	872	(872)	—
Total revenue and other income	51,024	21,157	4,945	77,126
Equity investment income, net	5,042	641	(30)	5,653
Net income (loss)	17,362	(1,492)	(46,791)	(30,921)
Interest expense	490	—	4,307	4,797
Depreciation, amortization and accretion	10,029	5,718	278	16,025
EBITDA	$27,881	$4,226	$(42,206)	$(10,099)

December 31, 2021
Goodwill	$29,211	$—	$—	$29,211

Year ended December 31, 2020
Revenue	$34	$—	$6,489	6,523
Intersegment revenue	—	—	—	—
Total revenue and other income	34	—	6,489	6,523
Equity investment income, net	—	—	—	—
Net income (loss)	(1,125)	(11)	(1,100)	(2,236)
Interest expense	—	—	20	20
Depreciation, amortization and accretion	3	—	134	137
EBITDA	$(1,122)	$(11)	$(946)	$(2,079)

December 31, 2020
Goodwill	$2,754	$—	$—	$2,754

Aria Energy LLC [Member]
Segment Information (Tables) [Line Items]
Schedule of financial information for company's reporting segments
(in thousands)	RNG	Power	Corporate and Other	Total
Three months ended June 30, 2021
Total revenue	$28,716	$12,347	$—	$41,063
Net income (loss)	21,823	63,422	(9,195)	76,050
Depreciation, amortization and accretion	2,284	3,325	12	5,621
Interest expense	—	—	4,355	4,355
EBITDA	$24,107	$66,747	$(4,828)	$86,026

Six Months Ended June 30, 2021
Total Revenue	$54,669	$27,931	$—	$82,600
Net income (loss)	38,773	64,925	(18,938)	84,760
Depreciation, amortization and accretion	4,559	6,728	27	11,314
Interest expense	—	—	8,676	8,676
EBITDA	$43,332	$71,653	$(10,235)	$104,750

January 1 to September 14, 2021
(in thousands)	RNG	Power	Corporate and Other	Total
Total revenue	$82,338	$37,058	$(1,807)	$117,589
Net income (loss)	59,066	66,431	(40,977)	84,520
Depreciation, amortization and accretion	6,447	9,467	34	15,948
Interest expense	—	—	10,729	10,729
EBITDA	$65,513	$75,898	$(30,214)	$111,197
Year ended December 31, 2020
(in thousands)	RNG	Power	Corporate and Other	Total
Total revenue	$81,559	$57,322	$—	$138,881
Net income (loss)	30,459	(26,048)	(34,334)	(29,923)
Depreciation, amortization and accretion	9,012	21,478	74	30,564
Interest expense	—	—	19,319	19,319
EBITDA	$39,471	$(4,570)	$(14,941)	$19,960